Business Acquisitions - Additional Information (Detail) - USD ($)															3 Months Ended		5 Months Ended	6 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended
	Nov. 29, 2017	May 24, 2017	Mar. 10, 2017	Jan. 25, 2017	Dec. 13, 2016	Nov. 15, 2016	Oct. 18, 2016	Oct. 11, 2016	Aug. 08, 2016	Aug. 01, 2016	Nov. 12, 2015	Oct. 14, 2015	Mar. 03, 2015	Feb. 27, 2015	Dec. 31, 2017	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2019	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2017
Business Acquisition [Line Items]
Revenues																							$ 341,700,000	$ 323,700,000	$ 306,400,000
Net income																							81,800,000	22,200,000	$ 19,600,000
Contingent consideration on purchase price															$ 1,600,000		$ 8,500,000		$ 1,600,000			$ 1,600,000	1,600,000	8,500,000
Increase (decrease) in fair value of contingent consideration liability																								0
Goodwill acquired																							63,400,000	39,900,000
CEDIA [Member]
Business Acquisition [Line Items]
Purchase price				$ 34,800,000
Working capital adjustment				1,200,000
Revenues																						7,000,000
Net income																						1,500,000
CEDIA [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred				$ 200,000
InterDrone [Member]
Business Acquisition [Line Items]
Purchase price			$ 8,200,000
Working capital adjustment			200,000
Revenues																			1,700,000
Net income																			500,000
Cash paid on purchase price consideration			4,400,000
Contingent consideration on purchase price			3,800,000												4,100,000				4,100,000			4,100,000	4,100,000
InterDrone [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred			$ 400,000
Increase (decrease) in fair value of contingent consideration liability															300,000
Snow Show [Member]
Business Acquisition [Line Items]
Purchase price		$ 16,800,000
Working capital adjustment		300,000
Contingent consideration on purchase price		$ 400,000
Business combination deferred payment term		10 years
Snow Show [Member] | Accounts Payable and Other Current Liabilities and Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price		$ 400,000
Snow Show [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred		$ 300,000
CPMG [Member]
Business Acquisition [Line Items]
Purchase price	$ 36,600,000
Working capital adjustment	1,400,000
CPMG [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred	$ 300,000
IGES [Member]
Business Acquisition [Line Items]
Purchase price										$ 3,700,000
Working capital adjustment										1,300,000
Revenues																	2,500,000
Net income																	1,100,000
IGES [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred										$ 300,000
Collective [Member]
Business Acquisition [Line Items]
Purchase price									$ 14,200,000
Contingent consideration on purchase price															1,300,000				1,300,000			1,300,000	1,300,000
Increase (decrease) in fair value of contingent consideration liability																							(100,000)
Collective [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred									$ 300,000
Digital Dealer [Member]
Business Acquisition [Line Items]
Purchase price								$ 20,500,000
Contingent consideration on purchase price															200,000				200,000			200,000	200,000						$ 4,700,000
Digital Dealer [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price																												$ 1,000,000
Digital Dealer [Member] | Accounts Payable and Other Accrued Liabilities [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price															1,000,000				1,000,000			1,000,000	1,000,000
Digital Dealer [Member] | Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price																	200,000							200,000
Digital Dealer [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred								$ 500,000
Increase (decrease) in fair value of contingent consideration liability																							(800,000)
Contingent compensation expense																							800,000
Pavement[Member]
Business Acquisition [Line Items]
Purchase price							$ 7,800,000
Contingent consideration on purchase price																													$ 2,300,000
Pavement[Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred							$ 500,000
Increase (decrease) in fair value of contingent consideration liability																							900,000
RFID [Member]
Business Acquisition [Line Items]
Purchase price						$ 5,700,000
RFID [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price																										$ 2,500,000	$ 2,500,000
RFID [Member] | Accounts Payable and Other Accrued Liabilities [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price															1,200,000				1,200,000			1,200,000	1,200,000
RFID [Member] | Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Contingent consideration on purchase price															$ 0.7		$ 200,000		$ 0.7			$ 0.7	0.7	$ 200,000
RFID [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred						$ 300,000
Contingent compensation expense																							$ 1,700,000
ACRE [Member]
Business Acquisition [Line Items]
Purchase price					$ 5,000,000
Working capital adjustment					1,100,000
ACRE [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred					$ 300,000
HCD [Member]
Business Acquisition [Line Items]
Purchase price														$ 22,500,000
Revenues																				$ 7,800,000
Net income																				$ 900,000
HCD [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred														$ 700,000
Pizza Group [Member]
Business Acquisition [Line Items]
Purchase price													$ 27,900,000
Working capital adjustment													100,000
Revenues																					$ 6,000,000
Net income																					$ 600,000
Base consideration													27,000,000
Estimated net revenues													$ 900,000
Pizza Group [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred																$ 600,000
HOW [Member]
Business Acquisition [Line Items]
Purchase price												$ 27,600,000
Working capital adjustment												500,000
HOW [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred												$ 600,000
Fastener Expo [Member]
Business Acquisition [Line Items]
Purchase price											$ 10,800,000
Working capital adjustment											100,000
Cash paid on purchase price consideration											6,200,000
Note payable assumed from seller											$ 4,500,000
Fastener Expo [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition costs incurred																		$ 500,000